SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Accounts Receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of year	$ 134	$ 1,804
Provisions charged to expense	0	111
Accounts written off	(6)	(1,781)
Recovered	(79)	0
Balance at end of year	$ 49	$ 134